Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 413,120	¥ 863,960
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		162,481	161,833
Impairment of intangible assets		213	108
Credit for credit losses		(7,204)	(68,138)
Investment securities gains-net	[1]	(119,808)	(63,232)
Foreign exchange losses (gains)-net		(73,888)	516,072
Equity in earnings of equity method investees-net		(114,252)	(121,538)
Provision (benefit) for deferred income tax expense		(91,958)	222,795
Decrease in trading account assets, excluding foreign exchange contracts		1,889,481	255,002
Increase in trading account liabilities, excluding foreign exchange contracts		163,291	27,504
Decrease in accrued interest receivable and other receivables		42,823	32,422
Increase (decrease) in accrued interest payable and other payables		26,361	(161,440)
Net decrease in accrued income taxes and increase in income tax receivables		(28,903)	(72,647)
Net decrease (increase) in collateral for derivative transactions		463,971	(508,262)
Other-net		(495,926)	(214,860)
Net cash provided by operating activities		2,229,802	869,579
Cash flows from investing activities:
Proceeds from sales and maturities of Available-for-sale securities (including proceeds from securities under fair value option)		56,405,453	82,960,979
Purchases of Available-for-sale securities (including purchases of securities under fair value option)		(50,634,749)	(77,658,168)
Proceeds from maturities of Held-to-maturity securities		588,084	339,164
Purchases of Held-to-maturity securities		(459,861)	(1,070,569)
Proceeds from sales and redemption of Other investment securities		105,323	10,707
Purchases of Other investment securities		(84,602)	(3,750)
Net decrease (increase) in loans		(2,807,804)	141,766
Net increase in interest-earning deposits in other banks		(6,951,066)	(7,663,837)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		(1,230,246)	1,006,132
Capital expenditures for premises and equipment		(78,612)	(79,027)
Purchases of intangible assets		(111,810)	(106,687)
Proceeds from sales of consolidated VIEs and subsidiaries-net		112,748	60,989
Other-net		9,965	7,363
Net cash used in investing activities		(5,137,177)	(2,054,938)
Cash flows from financing activities:
Net increase (decrease) in deposits		506,352	(123,450)
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		1,234,946	(1,585,837)
Net increase in due to trust account		397,667	378,453
Net increase (decrease) in other short-term borrowings		440,536	(434,846)
Proceeds from issuance of long-term debt		2,567,147	4,562,866
Repayments of long-term debt		(1,700,692)	(1,304,595)
Proceeds from sales of treasury stock		10	1
Dividends paid		(126,207)	(136,410)
Payments for acquisition of treasury stock		(100,033)	(17)
Payments for acquisition of preferred stock			(390,000)
Payments for acquisition of shares of certain subsidiaries from noncontrolling interest shareholders		(2,188)	(28,937)
Other-net		(17,684)	(21,260)
Net cash provided by financing activities		3,199,854	915,968
Effect of exchange rate changes on cash and cash equivalents		5,514	(7,129)
Net increase (decrease) in cash and cash equivalents		297,993	(276,520)
Cash and cash equivalents at beginning of period		3,353,236	3,689,228
Cash and cash equivalents at end of period		3,651,229	3,412,708
Cash paid during the period for:
Interest		365,108	363,903
Income taxes, net of refunds		211,292	259,851
Non-cash investing and financing activities:
Assets acquired under capital lease arrangements		¥ 2,151	¥ 1,493

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥956 million and ¥1,211 million; Other comprehensive income-net by ¥67 million and ¥12 million; Total credit losses by ¥1,023 million and ¥1,223 million, for the six months ended September 30, 2014 and 2015, respectively.